Average Annual Total Returns{- Fidelity® New Jersey Municipal Income Fund} - 11.30 Fidelity New Jersey Municipal Funds - Retail Combo PRO-14 - Fidelity® New Jersey Municipal Income Fund	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 1 year	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 5 years	Fidelity New Jersey Municipal Income Fund-Default Return Before Taxes Past 10 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 1 year	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 5 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions Past 10 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity New Jersey Municipal Income Fund-Default After Taxes on Distributions and Sales Past 10 years	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	F1754 Past 1 year	F1754 Past 5 years	F1754 Past 10 years
Total	2.39%	4.87%	3.88%	2.24%	4.76%	3.77%	2.28%	4.37%	3.66%	1.52%	4.17%	3.72%	2.79%	5.18%	4.27%